SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, Plant and Equipment (Details) - Top of range	12 Months Ended
Dec. 31, 2022
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years